Inventory (Details) - USD ($)	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021
Inventories [Abstract]
Raw material	$ 1,722,222		$ 850,416
Finished goods	1,158,825		347,391
Inventory	2,881,047		$ 1,197,807
Cost of inventories recognised as expense	2,446,381	$ 1,181,572
Write-down of finished goods	375,022	367,422
Write-down of raw materials	$ 285,495	$ 53,757